Relationship Among DOT/BSNL and the Company (Also refer note 20)	12 Months Ended
Mar. 31, 2012
Relationship Among DOT/BSNL and the Company (Also refer note 20) [Abstract]
RELATIONSHIP AMONG DOT/BSNL AND THE COMPANY (Also refer note 20)
4.	RELATIONSHIP AMONG DOT/BSNL AND THE COMPANY (Also refer note 20)

The relationships among DoT/ Bharat Sanchar Nigam Limited (“BSNL”) / and MTNL are as follows:

a. MTNL is a subsidiary of the Government of India which owns 56.25% of MTNL through DoT. DoT is a department of the Government of India. BSNL is an affiliate in common control with MTNL as the Government, acting through the DoT, holds 100% of the issued share capital of BSNL.

b. DoT has granted licenses to MTNL to operate fixed line, cellular and internet services. The licenses for fixed line, cellular and internet services are valid until March 31, 2013, October 9, 2017 and September 7, 2017 respectively. DoT has also granted to MTNL, with effect from May 10, 2006 a National Long Distance License for Delhi and the municipalities of Mumbai, Navi Mumbai and Thane valid up to May 9, 2026. DoT retains the right to revoke these licenses after giving one month's notice to MTNL. In June 2008, MTNL was awarded International Long Ditance (ILD) license by DoT to carry the calls at international destination. MTNL is working to carry the calls internationally through its own gateways which is presently carried through networks of other providers.

c. In October 1999, the DoT which had performed the role of both licensor and policy maker for the Ministry of Communication and operated as India’s domestic long distance service provider and fixed-line service provider (except for the areas of Delhi and Mumbai), was split into two departments DoT and the Department of Telecom Services (DTS). DoT/ Telecom Commission, or DoT, now performs the role of licensor and policy maker. The Department of Telecom Services, or DTS, functioned as the Government of India's local and long distance network service provider till September 30, 2000. On October 1, 2000, DTS was incorporated as BSNL and carries out the functions of DTS including the determination of the networking charges payable for access to its network.

d. Until March 31, 2001, BSNL was the sole service provider for carriage of NLD (National Long Distance) calls. Further, it was also carrying ILD calls up to the gateway provided by VSNL, India’s former government-controlled international long distance carrier. However, carriage of NLD and ILD (International Long Distance) calls has been opened to other operators with effect from April 1, 2001 and April 1, 2002 respectively. MTNL continues to use BSNL network for the carriage of NLD calls, and has entered into arrangements with other ILD operators for carriage of ILD calls with effect from April 1, 2002. However, international calls continue to be passed from MTNL’s network to international gateways operated by networks of other providers. MTNL pays the negotiated per minute charge to networks of other providers for carriage and termination of international calls which varies depending on the country of destination. Subsequent to the year ended March 31, 2006, MTNL has started using its NLD license and has entered into a contract with networks of other providers for a lease line to carry MTNL’s call traffic between Delhi and Mumbai.

The following table gives details in respect of the Company’s significant revenues and (expenses) related to carriage of ILD calls, NLD calls License Fees, Spectrum Charges and inter connect usage charges with the above mentioned related parties:

	For the years ended March 31,
	2010	2011	2012	2012
	(Millions of Rupees)			(Millions of US $) Unaudited
DOT - License fees and spectrum charges (Refer note 5)	(3,461)	(3,734)	(2,816)	(55)

BSNL - Networking charges for NLD calls (Refer note 5)	(1,451)	499	1,126	22

BSNL - Revenues for interconnect usage charges as per TRAI Regulation	342	239	3,084	61